CONDENSED BALANCE SHEET (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 640,630	$ 0
Prepaid expenses	774,350	0
Deferred offering costs	0	165,778
Due from Sponsor	395,000	0
Total Current Assets	1,809,980	165,778
Cash and marketable securities held in Trust Account	253,016,975	0
Total Assets	254,826,955	165,778
Current liabilities
Accrued expenses	168,060	0
Accrued offering costs	335,700	140,778
Promissory note - related party	0	5,000
Total Current Liabilities	503,760	145,778
Warrant Liabilities	31,472,230	0
Deferred underwriting fee payable	8,855,000
Total Liabilities	40,830,990	145,778
Commitments
Class A ordinary shares subject to possible redemption, 20,898,193, shares at redemption value	208,995,955	0
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		0
Additional paid-in capital	6,884,518	24,367
Accumulated deficit	(1,885,581)	(5,000)
Total Shareholders’ Equity	5,000,010	20,000
Total Liabilities and Shareholders’ Equity	254,826,955	165,778
Class A ordinary shares
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 4,401,807 shares issued and outstanding (excluding 20,898,193 shares subject to possible redemption at March 31, 2021)	440	0
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding	440	0
Class B ordinary shares
Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 4,401,807 shares issued and outstanding (excluding 20,898,193 shares subject to possible redemption at March 31, 2021)	633	633	[1]
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,325,000 shares issued and outstanding	$ 633	$ 633	[1]

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).